Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.03350%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,878,768.05

Principal:
Principal Collections	$25,357,390.55
Prepayments in Full	$13,958,638.81
Liquidation Proceeds	$393,820.61
Recoveries	$118,011.82
Sub Total	$39,827,861.79
Collections	$41,706,629.84

Purchase Amounts:
Purchase Amounts Related to Principal	$187,412.59
Purchase Amounts Related to Interest	$1,232.15
Sub Total	$188,644.74

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,895,274.58

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,895,274.58
Servicing Fee	$674,580.68	$674,580.68	$0.00	$0.00	$41,220,693.90
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,220,693.90
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$41,220,693.90
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$41,220,693.90
Interest - Class A-3 Notes	$742,079.39	$742,079.39	$0.00	$0.00	$40,478,614.51
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$40,159,330.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,159,330.51
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$40,050,897.59
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,050,897.59
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$39,974,001.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,974,001.76
Regular Principal Payment	$36,882,801.57	$36,882,801.57	$0.00	$0.00	$3,091,200.19
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,091,200.19
Residual Released to Depositor	$0.00	$3,091,200.19	$0.00	$0.00	$0.00
Total		$41,895,274.58

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,882,801.57
Total					$36,882,801.57
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$36,882,801.57	$66.18	$742,079.39	$1.33	$37,624,880.96	$67.51
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$36,882,801.57	$19.98	$1,246,692.14	$0.68	$38,129,493.71	$20.66

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$443,032,470.43	0.7949623	$406,149,668.86	0.7287810
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$712,692,470.43	0.3861450	$675,809,668.86	0.3661615

Pool Information
Weighted Average APR	2.766%	2.761%
Weighted Average Remaining Term	36.97	36.15
Number of Receivables Outstanding	47,516	46,335
Pool Balance	$809,496,821.59	$768,989,954.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$751,761,491.56	$714,271,086.99
Pool Factor	0.4052868	0.3850064

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$54,718,867.39
Targeted Overcollateralization Amount	$93,180,285.52
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$93,180,285.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		103	$609,604.65
(Recoveries)		117	$118,011.82
Net Loss for Current Collection Period			$491,592.83
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7287%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4273%
Second Prior Collection Period			0.5228%
Prior Collection Period			0.8568%
Current Collection Period			0.7474%
Four Month Average (Current and Prior Three Collection Periods)			0.6386%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3128	$11,680,204.17
(Cumulative Recoveries)			$1,518,432.04
Cumulative Net Loss for All Collection Periods			$10,161,772.13
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5088%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,734.08
Average Net Loss for Receivables that have experienced a Realized Loss			$3,248.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.30%	493	$9,979,560.77
61-90 Days Delinquent	0.13%	48	$991,098.74
91-120 Days Delinquent	0.04%	12	$282,522.08
Over 120 Days Delinquent	0.08%	28	$605,327.20
Total Delinquent Receivables	1.54%	581	$11,858,508.79

Repossession Inventory:
Repossessed in the Current Collection Period		26	$601,138.95
Total Repossessed Inventory		61	$1,344,529.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1851%
Prior Collection Period			0.1747%
Current Collection Period			0.1899%
Three Month Average			0.1832%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2443%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	24

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer